Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000144520 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000144520 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144520 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144520 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144520 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144520 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144520 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144520 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144520 | California
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000144520 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000144520 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000144520 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144520 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144520 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144520 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144520 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144520 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144520 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144520 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000193185 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193185 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193185 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000193185 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193185 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193185 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193185 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193185 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193185 | California
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193185 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000193185 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000193185 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000193185 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193185 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193185 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193185 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193185 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193185 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193185 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193185 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	23.20%